Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Related Party Transactions [Abstract]
Schedule of Loan from Related Party

The following transactions were carried out with related parties:

	September 30, 2015	September 30, 2014
Loan from related party - unsecured loan (a)	$679,227	$339,920
Convertible loans (b)	$182,166	$366,816
Loan from related party	$861,393	$706,736

Schedule of Related Party Transactions

1. Loans to related parties:

	September 30, 2015	December 31, 2015
	Note face amount	Note face amount
Convertible Note WS - March 31, 2014 (a)	$157,500	$157,500
Convertible Note WS - June 30, 2014 (a)	$110,741	$110,741
Convertible Note WS - September 30, 2014 (a)	$98,575	$98,575
Convertible Note WS - September 30, 2015 (a)	$316,046	$316,046
WS Loans (b)	$-3,635	$115,158
Total	$679,227	$798,020